CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Parenthetical) - USD ($)	3 Months Ended
	May 31, 2023	May 31, 2022
Income Statement [Abstract]
Related party charges	$ 882,015	$ 1,001,734